PRIVATE PLACEMENT (Details) - CIK 0001836935 Centricus Acquisition Corp. - USD ($)		1 Months Ended	3 Months Ended
	Feb. 03, 2021	Dec. 31, 2020	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 9,400,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		6,266,667	6,266,667
Price of warrants		$ 1.50	$ 1.50
Aggregate purchase price	$ 9,400,000	$ 9,400,000	$ 9,400,000
Number of shares issuable per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50